FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 3.0
Long-term debt	7,582.3	$ 7,609.9	$ 5,318.3
Lease liabilities	378.5	346.1	158.3
Derivative financial instruments	(141.2)	(110.8)
Cash and cash equivalents	(39.9)	(8.0)	(1.8)
Promissory notes from the parent corporation	(996.0)	(996.0)
Net liabilities	6,786.7	6,841.2
Equity	$ 339.0	$ 155.9	$ (230.8)	$ (338.3)